Commitments and Contingencies (Details 4) (Detail) ₩ in Millions, AED in Millions, $ in Millions	1 Months Ended
	Nov. 30, 2014 KRW (₩)	Jan. 31, 2013 KRW (₩)	Nov. 30, 2011 KRW (₩)	Jun. 30, 2011 KRW (₩)	Aug. 31, 2010 KRW (₩)	Aug. 31, 2010 AED	May. 31, 2010 KRW (₩)	Apr. 30, 2009 KRW (₩)	Apr. 30, 2009 USD ($)
Gravity Middle East & Africa FZ-LLC
Litigation
Repatriated foreign earnings								₩ 1,820.0	$ 1.4
Pending litigation | Repatriation Claims | Gravity Middle East & Africa FZ-LLC | Director and manager of Gravity Middle East Africa & FZ-LLC
Litigation
Damages sought					₩ 1,628.0	AED 5
Deposits paid pending appeal		₩ 130.0	₩ 4,140.0
Deposits refunded	₩ 4,270.0
Pending litigation | Compensation Claim | Former Executive
Litigation
Damages sought				₩ 110.0			₩ 50.0